Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129668
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%	5.66%	8.27%
Without Sales Load [Member] | C000129669
Average Annual Return [Line Items]
Average Annual Return, Percent	15.43%	5.40%	8.00%
Without Sales Load [Member] | C000169045
Average Annual Return [Line Items]
Average Annual Return, Percent	15.99%	5.84%	8.45%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	7.09%	8.88%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	7.09%	8.88%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	7.09%	8.88%